Cover - shares	6 Months Ended
	Jun. 30, 2023	Sep. 01, 2023
Cover [Abstract]
Document Type	10-Q/A
Amendment Flag	true
Amendment Description	The company's status as a shell company does not apply due to significant changes in its business operations and assets since the end of 2022 with the reopening policy for the COVID lockdown in China. The turning point occurred with the Form 10-K filing for the period ending December 31, 2022. The company’s shift from a shell company to a non-shell company is substantiated by a series of significant developments, including increased operation expense, diversified business activities, the acquisition of assets, and the establishment of contracts and agreements. These changes unequivocally demonstrate the company’s active business operations and financial stability, justifying the change in its SEC filings from September 30, 2022, to later dates. And we hereby amend the 10Q reports in 2023 as a nonshell company.
Document Quarterly Report	true
Document Transition Report	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-00000
Entity Registrant Name	KB Global Holdings Limited
Entity Central Index Key	0001897525
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No 3 Building of No 1 Jiali Construction Plaza FL 13
Entity Address, Address Line Two	No.4th Central Road
Entity Address, City or Town	Futian
Entity Address, State or Province	GA
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	86
Local Phone Number	0755-8320 1415
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		0